PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	March 31,	September 30,
	2025	2024
		audited
Electronic equipment	$581,216	$598,738
Office furniture	4,272	4,417
Transportation equipment	—	37,784
Subtotal	585,488	640,939
Less: accumulated depreciation	(552,724)	(601,232)
Property and equipment, net	$32,764	$39,707